NET OPERATING REVENUE	12 Months Ended
Dec. 31, 2021
NET OPERATING REVENUE
NET OPERATING REVENUE

25)  NET OPERATING REVENUE

a)   Accounting policy

Total revenues from packages that combine several products or services (fixed, mobile, data, internet or television) are allocated to each performance obligation based on their independent selling prices in relation to the total consideration for the package and recognized when (or as soon as) the obligation is satisfied. When packages promote some discount on equipment or services, an accounting adjustment is made to allocate the sale price between them based on their fair price, constituting a contractual asset or liability, which is appropriated to income over subsequent periods.

Revenues correspond substantially to the provision of telecommunication services, communications, sales of goods, advertising and other revenues, and are presented net of taxes, discounts and returns (in the case of sale of goods), levied on them.

Revenues from sales of prepaid cellular recharge credits, as well as the respective taxes due, are deferred and recognized in income as the services are effectively provided.

Revenues from equipment leasing contracts, classified as leasing (Vivo TECH product), are recognized when the equipment is installed, when the effective transfer of risk occurs. Revenues are recognized at the present value of future minimum contract payments.

Revenue from the sale of handsets to dealers is accounted for upon delivery, when all risks and benefits are transferred to accredited agents.

Revenues from services and goods are basically subject to the following indirect taxes: ICMS or ISS, as the case may be, PIS and COFINS, as the case may be.

b)  Critical estimates and judgments

The Company has billing systems for services with intermediate cut-off dates. Thus, at the end of each month there are revenues already received by the Company, but not effectively invoiced to its customers. These unbilled revenues are recorded based on estimates, which take into account historical consumption data, number of days elapsed since the last billing date, different cycles of information, and data obtained from different sources which is processed by a large number of application and system, among others. These estimates are subject to significant uncertainties.

c)  Breakdown

	2021	2020	2019
Gross operating revenue	64,611,536	63,195,443	66,571,866
Services (1)	58,263,461	57,293,392	60,129,579
Sale of goods (2)	6,348,075	5,902,051	6,442,287

Deductions from gross operating revenue	(20,578,923)	(20,068,971)	(22,303,695)
Taxes	(13,019,110)	(13,022,712)	(13,894,361)
Services	(11,815,168)	(11,981,372)	(12,678,809)
Sale of goods	(1,203,942)	(1,041,340)	(1,215,552)

Discounts granted and return of goods	(7,559,813)	(7,046,259)	(8,409,334)
Services	(5,533,773)	(4,968,350)	(6,319,584)
Sale of goods	(2,026,040)	(2,077,909)	(2,089,750)

Net operating revenue	44,032,613	43,126,472	44,268,171
Services	40,914,520	40,343,670	41,131,186
Sale of Goods	3,118,093	2,782,802	3,136,985
(1)	These include telephone services, use of interconnection network, data and SVA services, cable TV and other services.
(2)	These include sale of goods (handsets, SIM cards and accessories) and equipment of “Vivo Tech”.

No single customer contributed more than 10% of gross operating revenue for the years ended December 31, 2021, 2020 and 2019.